POST-EMPLOYMENT BENEFITS - Conciliation of the liabilities of other retirement benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in balance sheet and statement of income for the year
Fair value of plan assets	R$ 19,422,764	R$ 23,153,018
Other post-employment benefit obligations
Amounts recognized in balance sheet and statement of income for the year
Present value of actuarial obligations partially or totally hedged	246,207	315,428
Net Liabilities (Assets)	246,207	315,428
Current service cost	(10,827)	(10,479)
Net interest cost	(26,577)	(26,566)
Actuarial Expense/(Revenue) recognized in the year	R$ 37,404	R$ 37,045